EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Income	$ (3,857,876)	$ 1,187,981
Weighted Average Shares Outstanding (in shares)	8,337,320	7,971,465
Earnings per share, basic and diluted (in dollars per share)	$ (0.46)	$ 0.15